Shareholder Report, Holdings (Details) - Tremblant Global ETF	Jun. 30, 2024
TKO Group Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Grab Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Uber Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Wyndham Hotels & Resorts, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
DraftKings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
DoorDash, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%